                                                1933 Act File No. 333-134468
                                                1940 Act File No. 811-21904

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....        X
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Post-Effective Amendment No.  2 ............................      __1__
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                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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Amendment No.  2  ..........................................      __1__
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                             FEDERATED MDT SERIES

              (Exact name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15222-7000
                   (Address of Principal Executive Offices)

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                          Federated Investors Tower
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
               (Notice should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 X    immediately upon filing pursuant to paragraph (b)
___ on __________________pursuant to paragraph (b)
     60 days after filing pursuant to paragraph (a) (i)
 _  on ___________________pursuant to paragraph (a) (i)
     75 days after filing pursuant to paragraph (a)(ii)
     on pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:
                          Matthew G. Maloney, Esquire
                             Dickstein Shapiro, LLP
                                1825 Eye Street
                             Washington, D.C. 20006

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated MDT All Cap Core Fund

A Portfolio of Federated MDT Series

PROSPECTUS

December 11, 2006

CLASS K SHARES

A mutual fund seeking long-term capital appreciation by investing primarily in the common stock of U.S. companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 6

What are the Fund's Investment Strategies? 7

What are the Principal Securities in Which the Fund Invests? 9

What are the Specific Risks of Investing in the Fund? 14

What Do Shares Cost? 18

How is the Fund Sold? 20

Payments to Financial Intermediaries 20

How to Purchase Shares 22

How to Redeem and Exchange Shares 24

Account and Share Information 27

Who Manages the Fund? 31

Legal Proceedings 32

Financial Information 33

Appendix A: Hypothetical Investment and Expense Information 34

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is long-term capital appreciation. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund seeks to achieve its objective by investing primarily in the common stock of U.S. companies. The Fund's investment adviser (Adviser) uses a disciplined, quantitative process in its stock selection. This strategy seeks to maximize compound annual return while controlling risk. The Adviser's investment strategy utilizes a whole market, all-cap/all-style approach by selecting most of its investments from companies listed in the Russell 3000 Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As of September 30, 2006, companies in the Russell 3000 Index ranged in market capitalization from $40 million to $406 billion.

Individual stocks are selected for inclusion in the Fund based upon the quantitative model's stock selection process. The model seeks to screen its universe of stocks for stocks that meet certain valuation (i.e., price-to-book ratio, price-to-earnings ratio) and performance metrics (i.e., earnings momentum or earnings growth) that the Adviser believes might be indicative of an attractive investment opportunity. The selection process also factors in trading costs (particularly market impact) by biasing the Fund towards those stocks which have less trading costs. The Adviser's process also utilizes diversification constraints which keep the portfolio diversified by business, industry and sector.

The Fund may invest in derivatives, such as options or futures, for any purpose consistent with its investment strategy. As more fully described in this prospectus, the Fund's investments may include, but are not limited to, the following: equity securities of domestic and foreign issuers (including American Depository Receipts), exchanged traded funds (ETFs) and derivative instruments, such as futures and options.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Small, Medium and Large Sized Companies Risks. The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
  Risks Related to Investing for Value. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments which affect those sectors emphasized by the Fund.
  Risks of Foreign Investing. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers .. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
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  Risks of Investing in Derivatives Contracts and Hybrid Instruments. The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as stock market, currency, credit, liquidity, and leverage risks.
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  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Liquidity Risks. The equity securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Exchange-Traded Funds Risks. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund is the successor to the MDT All Cap Core Fund pursuant to a reorganization that was completed on or about the close of business on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to December 11, 2006, is historical information for the MDT All Cap Core Fund. The MDT All Cap Core Fund was managed by MDT Advisors and had similar investment objectives and strategies as the Fund.

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The Fund's Class K Shares commenced operations on December 11, 2006. For the period prior to the commencement of operations of Class K Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares.

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. T he Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class K Shares total return for the nine-month period from January 1, 2006 to September 30, 2006 was 4.51%.

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Within the period shown in the bar chart, the Fund's Class K Shares highest quarterly return was 12.21% (quarter ended December 31, 2003). Its lowest quarterly return was (0.47)% (quarter ended September 30, 2004).

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Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class K Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Fund's Institutional Shares to illustrate the effect of federal taxes on the Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Russell 3000 Index (Russell 3000), a broad-based market index, and the Lipper Multi-Cap Core Funds Average (LMCCFA), an average of funds with similar objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged and it is not possible to invest directly in an index or average.

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(For the Periods Ended December 31, 2005)

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	1 Year	Start of Performance 1
Class K Shares 2
Return Before Taxes	5.50%	16.28%
Russell 3000 3	6.12%	19.42%
LMCCFA 4	8.22%	17.68%
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1 The Fund's Institutional Shares commenced operations on October 1, 2002. Class K Shares commenced operations on December 11, 2006. The returns for the two indexes have been calculated since the inception of the Fund's Institutional Shares.

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2 The Fund's Class K Shares total returns for such periods are those of the Fund's Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to that Class.

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3 The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

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4 The Lipper Multi-Cap Core Funds Index is the average of the 30 largest funds in the Lipper Multi-Cap Core Funds category. These funds, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have between 25% to 75% of their assets invested in companies with market capitalizations (on a three-year weighted average basis) above 300% of the dollar weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-book ratio and three-year sales-per-growth value, compared to the S&P Super Composite 1500 Index. The return of the index assumes the reinvestment of any dividends or other distributions.

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What are the Fund's Fees and Expenses?

FEDERATED MDT ALL CAP CORE FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee	0.50%
Other Expenses [2]	0.53%
Total Annual Fund Operating Expenses	1.78%

1 The percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
2 Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein.

Example

This example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before waiver, if any, as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 181
3 Years	$ 560
5 Years 	$ 964
10 Years	$ 2,095

What are the Fund's Investment Strategies?

The Fund seeks to achieve its objective by investing primarily in the common stock of U.S. companies. The Fund utilizes a whole market, all-cap/all-style strategy. The Adviser selects most of its investments from companies listed in the Russell 3000 Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. The Adviser believes that the whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Adviser's quantitative model (referred to as the Optimum Q Process) views as opportunities. The Federated MDT All Cap Core Fund's strategy was developed using a proprietary Optimum Q Process.

Individual stocks are selected for inclusion in the Fund based upon the Optimum Q's stock selection process. The model seeks to screen its universe of stocks for stocks that meet certain valuation (i.e., price-to-book ratio, price-to-earnings ratio) and performance metrics (i.e., earnings momentum or earnings growth) that the Adviser believes might be indicative of an attractive investment opportunity. The selection process also factors in trading costs (particularly market impact) by biasing the Fund towards those stocks which have less trading costs. The Adviser's process also utilizes diversification constraints which keep the portfolio diversified by business, industry and sector.

The Adviser believes that by using a disciplined, quantitative process, its universe of stocks can be analyzed daily and more objectively than by following a more traditional, labor intensive approach. The strategy seeks to maximize compound annual return while controlling risk. The portfolio is constructed from the bottom up--considering profit trends, earnings risk, and company valuation--in much the same way as a fundamental analyst would. The process takes into account trading costs to ensure that trades are generated only to the extent they are expected to be profitable on an after trading cost basis. Risk is controlled through diversification constraints. These constraints limit both the size of an investment in any one company and the extent to which the portfolio's exposure to any one business, industry or sector differs from that of the strategy's universe of possible investments. As mentioned above, the strategy's "universe" of possible investments approximates that of the Russell 3000 Index.

Because the Fund invests in companies that are defined largely by reference to the Russell 3000 Index, the market capitalization of companies in which the Fund may invest will vary with market conditions. The Russell Index is reconstituted on an annual basis. As of September 30, 2006, companies in the Russell 3000 Index ranged in market capitalization from $40 million to $406 billion.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the Fund may invest directly. The Fund may also, for example, use derivative contracts to:

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  obtain premiums from the sale of derivative contracts;
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  realize gains from trading a derivative contract; or
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  hedge against potential losses.
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There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.

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The Fund may use other techniques in seeking to achieve the investment objective, such as, buying and selling when-issued securities and exchange traded funds .

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

PREFERRED STOCKS

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

American Depositary Receipts, which are traded in U.S. markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. dollars in U.S. markets.

Derivative Contracts

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

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Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

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Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may not invest in a derivative contract if it is not permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument (or, in the case of a Reference Instrument that is an index, the securities or derivatives that comprise the index). The Fund may trade in the following specific types and/or combinations of derivative contracts:

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FUTURES CONTRACTS

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as index futures and security futures), as well as, currency forward contracts.

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OPTION CONTRACTS

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Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts. The Fund may buy or sell options on a Reference Instrument if it is permitted to own, invest, or otherwise have economic exposure to that instrument. The Fund is not required to own a Reference Instrument, in order to buy or sell an option on that Reference Instrument.

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SWAP CONTRACTS

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A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names. Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps and caps and floors.

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Hybrid Instrument

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Hybrid instruments combine elements of two different kinds of securities or financial instruments (such as a derivative contract). Frequently, the value of a hybrid instrument is determined by reference to changes in the value of designated securities, commodities, currencies, indices, or other assets or instruments (each a, "Valuation Instrument"). Hybrid instruments can take on many forms including, but not limited to, the following three forms: First, a common form of a hybrid instrument combines elements of a derivative contract with those of another security (typically a fixed-income security). In this case all or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of a Valuation Instrument. Second, a hybrid instrument may also combine elements of a fixed-income security and an equity security. Third, hybrid instruments may include convertible securities with conversion terms related to a Valuation Instrument.

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Depending on the type and terms of the hybrid instrument, its risks may reflect a combination of the risks of investing in securities, currencies and derivative contracts. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional securities or the Valuation Instrument. Hybrid instruments are also potentially more volatile than traditional securities or the Valuation Instrument. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

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DELAYED DELIVERY TRANSACTIONS

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

SECURITIES LENDING

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will attempt to terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Additionally, the Fund may invest in ETFs. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Small, Medium and Large Sized Companies Risks

The Fund may invest in any size company including small and mid-size companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Small and mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund's portfolio. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Risks Related to Investing for Growth

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Sector Risks

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Risks of Foreign Investing

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

Currency Risks

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

Risks of Investing in Derivative Contracts and Hybrid Instruments

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The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or, if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described herein, such as stock market , credit, currency, liquidity and leverage risks.

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Credit Risks

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Liquidity Risks

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses. OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

Leverage Risks

Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Exchange-Traded Funds Risks

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV).

When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares. The Fund's Class K Shares do not charge a front-end sales charge.

NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The Fund generally values equity securities according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (Board). The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, or based on market quotations.

How is the Fund Sold?

The Fund offers four Share classes: Class A Shares, Class C Shares, Class K Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. The Fund also offers by separate prospectus additional classes of Shares that may be preferable for shareholders purchasing $25,000 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other class.

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401 (k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through financial professionals. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the Fund. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12B-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.50% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class K Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

The required minimum initial investment for Fund Shares is $250. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

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You may purchase Shares through an exchange from the same share class of another Federated Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment for SIP is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

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The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC, which is registered as an investment adviser with the SEC. Federated MDTA LLC is responsible for the day-to-day management of the Fund in accordance with the Fund's investment objectives and policies (subject to the general supervision of the Fund's Board). This includes making investment decisions, and buying and selling securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitate analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is 125 Cambridge Park Drive, Cambridge, Massachusetts, 02140. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

Federated MDTA LLC is the Adviser to approximately $6.8 billion in total assets including, $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006, that use Federated MDTA's proprietary quantitative investment process.

Other subsidiaries of Federated advise approximately 136 equity, fixed-income and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

PORTFOLIO MANAGEMENT INFORMATION

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The Fund is managed by the Federated MDTA LLC Investment Team (Investment Team), headed by Dr. David M. Goldsmith, who is primarily responsible for the day-to-day management of the Fund.

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The Fund is the successor to the MDT Federated MDT All Cap Core Fund pursuant to a reorganization that was completed on December 8, 2006. Prior to that date the Fund had no investment operations. Dr. Goldsmith has been the portfolio manager of the Fund since December 11, 2006, and prior thereto was the portfolio manager of the MDT Federated MDT All Cap Core Fund since its inception in October 2002.

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Dr. Goldsmith, Ph.D., Chief Investment Officer, joined MDT Advisers (the predecessor to the Adviser) in 1990. He was responsible for the initial development and launch of the Optimum Q Process which drives the Federated MDT equity strategies. Dr. Goldsmith currently leads the Investment Team which is responsible for the ongoing development and implementation of the Optimum Q Process. He received an A.B., Summa Cum Laude, in Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D . in Economics with a concentration in Finance from Harvard University.

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The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 1.50% for Class A Shares and 2.25% for Class C Shares of its average daily net assets.

Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the fund's directors are independent of Federated, (ii) the chairman of each such fund is independent of Federated, (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively, and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is July 31. As this is the Class's first fiscal year, financial information is not yet available.

Appendix A: Hypothetical Investment and Expense Information

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The following charts provide additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. Each chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. Each chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in each chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect) . The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.

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FEDERATED MDT ALL CAP CORE FUND - CLASS K SHARES
ANNUAL EXPENSE RATIO: 1.78%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

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Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$180.87	$10,322.00
2	$10,322.00	$516.10	$10,838.10	$186.69	$10,654.37
3	$10,654.37	$532.72	$11,187.09	$192.70	$10,997.44
4	$10,997.44	$549.87	$11,547.31	$198.91	$11,351.56
5	$11,351.56	$567.58	$11,919.14	$205.31	$11,717.08
6	$11,717.08	$585.85	$12,302.93	$211.92	$12,094.37
7	$12,094.37	$604.72	$12,699.09	$218.75	$12,483.81
8	$12,483.81	$624.19	$13,108.00	$225.79	$12,885.79
9	$12,885.79	$644.29	$13,530.08	$233.06	$13,300.71
10	$13,300.71	$665.04	$13,965.75	$240.56	$13,728.99
Cumulative		$5,790.36		$2,094.56
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A Statement of Additional Information (SAI) dated December 11, 2006, includes additional information about the Fund and is incorporated by reference into this prospectus. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-21904

Federated
World-Class Investment Manager

Federated MDT All Cap Core Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R718

35808 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated MDT Balanced Fund

A Portfolio of Federated MDT Series

PROSPECTUS

December 11, 2006

CLASS K SHARES

A mutual fund seeking the possibility of long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 8

What are the Fund's Investment Strategies? 9

What are the Principal Securities in Which the Fund Invests? 13

What are the Specific Risks of Investing in the Fund? 23

What Do Shares Cost? 30

How is the Fund Sold? 32

Payments to Financial Intermediaries 33

How to Purchase Shares 34

How to Redeem and Exchange Shares 37

Account and Share Information 41

Who Manages the Fund? 45

Legal Proceedings 48

Financial Information 49

Appendix A: Hypothetical Investment and Expense Information 50

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is the possibility of long-term growth of capital and income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

In attempting to achieve its investment objectives, the Fund may diversify its portfolio over many categories of assets available for investment--fixed-income and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund's asset mix will change based on existing and anticipated market conditions.

The Fund utilizes a whole market, all-cap/all-style strategy by selecting most of its domestic equity investments from companies listed in the Russell 3000 Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As of September 30, 2006, companies in the Russell 3000 Index ranged in market capitalization from $40 million to $406 billion. The Fund's investment adviser (Adviser) uses a disciplined, quantitative process in its security selection which seeks to maximize compound annual return while controlling risk.

Individual stocks are selected for inclusion in the Fund based upon the quantitative model's stock selection process. The model seeks to screen its universe of stocks for stocks that meet certain valuation (i.e., price-to-book ratio, price-to-earnings ratio) and performance metrics (i.e., earnings momentum or earnings growth) that the Adviser believes might be indicative of an attractive investment opportunity. The selection process also factors in trading costs (particularly market impact) by biasing the Fund towards those stocks which have less trading costs. The Adviser's process also utilizes diversification constraints which keep the portfolio diversified by business, industry and sector.

In managing the Fund's allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics.

With respect to the fixed-income securities allocation, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Adviser selects fixed-income securities by using fundamental credit research to identify relative value in market. The Adviser seeks to enhance the performance of the Fund's fixed-income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk.

The Fund intends to invest in the securities of U.S. government-sponsored entities (GSEs), including GSE securities that are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in GSE securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association. Finally, the Fund may invest in a few GSE securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities. Such securities include those issued by the Farm Credit System and the Financing Corporation.

The Fund may invest a portion of its portfolio in noninvestment-grade, fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The noninvestment grade securities in which the Fund invests, which are rated BB+ or Ba1/BB+ or lower by a nationally recognized statistical rating organization (NRSRO), generally pay higher interest rates as compensation for the greater default risk attached to the securities. The Fund may also invest a portion of its portfolio in non-U.S.-dollar, and emerging market fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the fixed-income portion of the Fund.

The Fund may invest in exchange-traded and over-the-counter derivatives, such as options or futures, for any purpose consistent with its investment strategy. The Adviser may attempt to reach its goals by investing in exchange-traded funds and shares of other investment companies.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks .. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Liquidity Risks .. The equity securities in which the Fund invests may trade infrequently and may be subject to greater fluctuations in price than other securities. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Small, Medium and Large Sized Companies Risks .. The Fund may invest in any size company including small and mid-sized companies. Although diminished in larger cap companies, the risks of investing in all companies include business failure and reliance on erroneous reports. You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
  Risks Related to Investing for Growth .. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. Additionally, growth stocks may not pay dividends or may pay lower dividends than value stocks.
  Risks Related to Investing for Value .. Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. Additionally, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
  Risks of Foreign Investing .. Because the Fund may invest in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers .. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Emerging Market Risks .. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Currency Risks .. Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
  Interest Rate Risks .. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations.
  Credit Risks .. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment ratings.
  Call Risks .. There is a possibility that an issuer of fixed-income securities in which the Fund may invest may redeem a security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
  Prepayment Risks .. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.
  Risks Associated with Noninvestment-Grade, Fixed-Income Securities .. Securities rated below investment grade may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Liquidity Risks .. Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to.
  Exchange-Traded Funds Risks .. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded). As with traditional mutual funds, ETFs charge asset-based fees. The change in value of the ETFs are due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly effected by the change in value of the securities in which the ETF invests.
  Risks of Investing in Derivative Contracts and Hybrid Instruments .. The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Also, derivative contracts and hybrid instruments may involve other risks described in this prospectus, such as interest rate, credit, currency, liquidity and leverage risks.
  Leverage Risks .. Leverage risk is created when an investment, (such as a derivative transaction), exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

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The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that was completed on or about the close of business on December 8, 2006. Prior to that date, the Fund had no investment operations. Accordingly, the performance information and financial information provided in this prospectus for periods prior to December 11, 2006, is historical information for the MDT Balanced Fund. The MDT Balanced Fund was managed by MDT Advisors and had similar investment objectives and strategies as the Fund.

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The Fund's Class K Shares commenced operations on December 11, 2006. For the period prior to the commencement of operations of Class K Shares, the performance information shown in the bar chart below is for the Fund's Institutional Shares, adjusted to reflect the expenses of Class K Shares.

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The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund's Class K Shares total return for the nine-month period from January 1, 2006 to September 30, 2006 was 5.01%.

Within the period shown in the bar chart, the Fund's Class K Shares highest quarterly return was 9.36% (quarter ended December 31, 2003). Its lowest quarterly return was (1.32)% (quarter ended June 30, 2004).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class K Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for Class K Shares. The table also shows returns for the Standard & Poor's 500 Index (S&P 500), a broad-based market index, the Lipper Balanced Funds Investment Objective Index (LBFIOI) and the Lehman Brothers Aggregate Bond Index (LBAB). Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes are unmanaged and it is not possible to invest directly in an index.

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(For the Periods Ended December 31, 2005)

	1 Year	Start of Performance [1]
Class K Shares [2] :
Return Before Taxes	8.10%	14.28%
S&P 500 [3]	4.92%	14.69%
LBFIOI [4]	5.20%	12.12%
LBAB 5	2.43%	 3.92%
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1 The Fund's Institutional Class commenced operations on October 1, 2002. Class K Shares commenced operations on December 11, 2006 and therefore do not have returns for a full calendar year. The returns for the two indexes have been calculated since the inception of the Fund's Institutional Class.

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2 The Fund's Class K Shares total returns for the period prior to its inception date are those of the Fund's Institutional Shares, but adjusted to reflect the sales charges or contingent deferred sales charge (CDSC) and expenses applicable to that Class.

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3 The S&P 500 Index consists of 500 stocks chosen from market size, liquidity and industry group representation. It is a market-weighted index (stock price times number of shares outstanding), with each stock's weight in the index proportionate to its market value. The "500" is one of the most widely used benchmarks of U.S. equity performance. The performance of the index assumes the reinvestment of dividends or other distributions but does not reflect deductions for fees, expenses or taxes.

4 The Lipper Balanced Funds Investment Objective Index is the average of the 30 largest funds in the Lipper Balanced Funds category. These funds, by portfolio practice, aim to conserve principal by maintaining at all times a balanced portfolio of at least 50% in equity securities and at least 25% in fixed-income securities. Typically the equity/bond ratio is approximately 60%/40%. The return of the index assumes the reinvestment of any dividends or other distributions.

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5 LBAB is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

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What are the Fund's Fees and Expenses?

FEDERATED MDT BALANCED FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee	0.75%
Distribution (12b-1) Fee	0.50%
Other Expenses [2]	0.65%
Total Annual Fund Operating Expenses	1.90%

1 The percentages shown are annualized based on anticipated expenses for the fiscal period ending July 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so (except as discussed in Note 2), the administrator expects to waive certain amounts. This is shown below along with the net expenses the Fund expects to pay for the fiscal period ending July 31, 2007.
Total Waivers of Fund Expenses	0.02%
Total Anticipated Annual Fund Operating Expenses (after waivers)	1.88%
2 Includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services. Please see "Payments to Financial Intermediaries" herein. Although not contractually obligated to do so, the administrator expects to voluntarily waive a portion of its fee. This voluntary waiver can be terminated at any time. Total Other Expenses paid by the Fund's Class K Shares (after the anticipated waiver) are expected to be 0.63% for the fiscal period ending July 31, 2007.

Example

This example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 193
3 Years	$ 597
5 Years	$1,026
10 Years	$2,222

What are the Fund's Investment Strategies?

In attempting to achieve its investment objective, the Fund may diversify its portfolio over many categories of assets available for investment--fixed-income and equity, domestic and foreign, growth and value. Under normal conditions, the Fund will invest between 60% and 80% of its assets in equity securities and between 20% and 40% in fixed-income securities. The Fund may invest up to 25% of its assets in foreign equity and foreign fixed-income securities. The Fund's asset mix will change based on existing and anticipated market conditions.

The Fund's domestic equity portfolio will consist primarily of common stock managed in a style which utilizes a whole market, all cap/all style strategy, with most investments selected from companies listed in the Russell 3000 Index, an index that measures the performance of the 3,000 largest U.S. companies by market capitalization representing approximately 98% of the investable domestic equity market. As of September 30, 2006, companies in the Russell 3000 Index ranged in capitalization from $40 million to $406 billion. The Fund's strategy was developed using a quantitative model, (referred to as the Optimum Q Process). The Adviser believes that this whole market approach provides two main advantages. First, it allows an investor to participate in all major areas of the U.S. equity market (companies of all sizes with both growth and value characteristics) in a single fund. Second, through bottom-up stock selection and subject to risk controls, it provides the ability to overweight or underweight segments of the market represented by those stocks which the Optimum Q Process views as opportunities. The strategy used to construct the portfolio seeks to maximize compound annual return while controlling risk. The Fund will engage in active trading of its portfolio securities to achieve its investment goals.

Individual stocks are selected for inclusion in the Fund based upon the Optimum Q's stock selection process. The model seeks to screen its universe of stocks for stocks that meet certain valuation (i.e., price-to-book ratio, price-to-earnings ratio) and performance metrics (i.e., earnings momentum or earnings growth) that the Adviser believes might be indicative of an attractive investment opportunity. The selection process also factors in trading costs (particularly market impact) by biasing the Fund towards those stocks which have less trading costs. The Adviser's process also utilizes diversification constraints which keep the portfolio diversified by business, industry and sector.

In managing the Fund's allocation to foreign equities, the Adviser attempts to diversify the portfolio across countries, in companies of all sizes with both growth and value characteristics. The Adviser may achieve exposure to foreign equities through investment in exchange-traded funds, shares of other investment companies, or American Depositary Receipts ("ADRs").

With respect to the fixed-income securities allocation, the Fund invests primarily in domestic investment-grade debt securities, including corporate debt securities, U.S. government obligations, and mortgage-backed securities. The Adviser seeks to enhance the performance of the Fund's fixed-income portfolio by allocating more assets to the security type that the Adviser expects to offer the best balance between total return and risk. The allocation process is based on the Adviser's continuing analysis of a variety of economic and market indicators in order to arrive at the projected yield "spread" of each security type. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.) The security's projected spread is then weighed against the security's current spread, credit risk and risk of prepayment in order to complete the analysis. Mortgage-backed securities tend to amortize principal on a somewhat irregular schedule over time, since the borrower can usually prepay all or part of the loan without penalty. These securities generally offer higher yields versus U.S. Treasury securities and non-mortgage-backed agency securities to compensate for this prepayment risk as well as any credit risk which might also be present in the security. Similarly, corporate debt securities, which tend to pay off on a predetermined schedule, generally offer higher yields than U.S. government securities to compensate for credit risk.

The Adviser seeks the higher relative returns of mortgage-backed securities and corporate debt securities, when available, while attempting to limit the associated credit or prepayment risks. The Adviser attempts to manage prepayment risk to the Fund by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Adviser may consider in selecting securities include the average interest rates of the underlying mortgages and the federal agencies (if any) that support the mortgages. The Adviser attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount, and division of cash flows might change in response to changing economic and market conditions.

The Adviser attempts to manage credit risk to the fund by selecting corporate debt securities that make default in the payment of principal and interest less likely. The Adviser looks at a variety of factors, including macroeconomic analysis and corporate earnings analysis, among others, to determine which business sectors and credit ratings are most advantageous for investment by the Fund. In selecting individual corporate fixed-income securities, the Adviser analyzes a company's business, competitive position, and general financial condition to assess whether the security's credit risk is commensurate with its potential return.

The Fund may invest a portion of its portfolio in noninvestment-grade, fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The noninvestment-grade securities in which the Fund invests, which are rated BB+ or Ba1/BB+ or lower by an NRSRO, generally pay higher interest rates as compensation for the greater default risk attached to the securities. The Fund may invest a portion of its portfolio in non-U.S.-dollar, and emerging market fixed-income securities when the Adviser considers the risk return prospects of those sectors to be attractive. The Adviser selects securities with longer or shorter durations based on its interest rate outlook, but does not target any specific duration for the fixed-income portion of the Fund.

When selecting the underlying investments, the Adviser can invest directly in individual securities or may invest in other funds advised by the Adviser or its affiliates. These funds may include funds advised by the Adviser or its affiliates. These funds may include funds which are not available for general investment by the public. The investment companies in which the Funds invest are managed independently of the Fund and incur additional expenses. Therefore, any investment by the Fund in other funds is subject to duplicate expenses. However, the Adviser believes that the benefits and efficiencies of this approach should outweigh the additional expenses. The Fund may also invest in ETFs for purposes consistent with its investment strategy.

The Fund may use derivative contracts and/or hybrid instruments to implement elements of its investment strategy. For example, the Fund may use derivative contracts and/or hybrid instruments to increase or decrease the allocation of the portfolio to securities, currencies or types of securities in which the Fund may invest directly. The Fund may also, for example, use derivative contracts to:

  increase or decrease the effective duration of the fund portfolio;
  obtain premiums from the sale of derivative contracts;
  realize gains from trading a derivative contract; or
  hedge against potential losses.

There can be no assurance that the Fund's use of derivative contracts or hybrid instruments will work as intended.

HEDGING

Hedging transactions are intended to reduce specific risks. For example, to protect the Fund against circumstances that would normally cause the Fund's portfolio securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. The Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. The Fund's ability to hedge may be limited by the costs of the derivatives contracts. The Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that: (1) hedge only a portion of its portfolio; (2) use derivatives contracts that cover a narrow range of circumstances; or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Portfolio Turnover

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Temporary Defensive Investments

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may also treat such redeemable preferred stock as a fixed-income security.

Interests in Other Limited Liability Companies

Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FOREIGN SECURITIES

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, the Fund agrees to exchange one currency for another at the current exchange rate. The Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to currency risks.

Foreign Government Securities

Foreign government securities generally consist of fixed-income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

Foreign government securities also include fixed-income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

ADRs and Domestically Traded Securities of Foreign Issuers

American Depositary Receipts, which are traded in U.S. markets, represent interests in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest in securities issued directly by foreign companies and traded in U.S. Dollars in U.S. markets.

FIXED-INCOME SECURITIES

Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities. A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency.

Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage-Backed Securities

Mortgage-backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage-backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage-backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Asset-Backed Securities

Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes, or pass through certificates. Asset-backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Convertible Securities

Convertible securities are fixed-income securities or preferred stocks that the Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible, fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Fund treats convertible securities as both fixed-income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

DERIVATIVE CONTRACTS

Derivative contracts are financial instruments that require payments based upon changes in the values of designated securities, commodities, currencies, indices, or other assets or instruments including other derivative contracts, (each a "Reference Instrument" and collectively, "Reference Instruments"). Each party to a derivative contract is referred to as a counterparty. Some derivative contracts require payments relating to an actual, future trade involving the Reference Instrument. These types of derivatives are frequently referred to as "physically settled" derivatives. Other derivative contracts require payments relating to the income or returns from, or changes in the market value of, a Reference Instrument. These types of derivatives are known as "cash settled" derivatives, since they require cash payments in lieu of delivery of the Reference Instrument.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

The Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the Reference Instrument, derivative contracts may increase or decrease the Fund's exposure to the risks of the Reference Instrument, and may also expose the fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

Payment obligations arising in connection with derivative contracts are frequently required to be secured with collateral (in the case of OTC contracts) or margin (in the case of exchange-traded contracts, as previously noted).

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The Fund may not invest in a derivative contract if it is not permitted to own, invest in, or otherwise have economic exposure to the Reference Instrument (or, in the case of a Reference Instrument that is an index, the securities or derivatives that comprise the index) .

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The Fund may trade in the following types of derivative contracts, including combinations thereof:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a Reference Instrument at a specified price, date and time. Entering into a contract to buy a Reference Instrument is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell a Reference Instrument is commonly referred to as selling a contract or holding a short position in the Reference Instrument. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded OTC are frequently referred to as forward contracts. The Fund can buy or sell financial futures (such as currency futures, index futures and security futures) as well as, currency forward contracts.

Option Contracts

Option contracts (also called "options") are rights to buy or sell a Reference Instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the Reference Instrument from the seller (writer) of the option. A put option gives the holder the right to sell the Reference Instrument to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of Reference Instruments. Options that are written on futures contracts will be subject to margin requirements similar to those applied to futures contracts. The Fund may buy or sell options on a Reference Instrument if it is permitted to own, invest, or otherwise have economic exposure to that instrument. The Fund is not required to own a Reference Instrument, in order to buy or sell an option on that Reference Instrument.

Swap Contracts

A swap contract (also known as a "swap") is a type of derivative contract in which two parties agree to pay each other (swap) the returns derived from Reference Instruments. Swaps do not always involve the delivery of the Reference Instruments by either party, and the parties might not own the Reference Instruments underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms and are known by a variety of names.

Common types of swaps in which the Fund may invest include interest rate swaps, total return swaps, credit default swaps, currency swaps and caps and floors.

CREDIT ENHANCEMENT

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed-income security based solely upon its credit enhancement.

INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized statistical rating organizations (NRSROs). For example, Standard & Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Additionally, the Fund may invest in ETFs. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.

SPECIAL TRANSACTIONS

Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to interest rate risks and credit risks.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

LIQUIDITY RISKS

Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

RISKS RELATED TO INVESTING FOR GROWTH

Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO INVESTING FOR VALUE

Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of the Fund's investments.

RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.

CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

RISKS OF INVESTING IN EMERGING MARKET COUNTRIES

Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. For example, their prices may be significantly more volatile than prices in developed countries. Emerging market economies may also experience more severe downturns (with corresponding currency devaluations) than developed economies.

Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.

INTEREST RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed-income security is called, the Fund may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment , refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

EXCHANGE-TRADED FUNDS RISKS

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded). In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and (iv) an ETF may not fulfill its objective of tracking the performance of the index it seeks to track. As with traditional mutual funds, ETFs charge asset-based fees. The Funds will indirectly pay a proportional share of the asset-based fees of the ETFs in which the Funds invest. The net asset value of a Fund will fluctuate with the changes in the value of the ETFs in which the Funds invest. The change in value of the ETFs is due to the change in price of the securities in which the ETFs invest. Therefore, the Funds net asset value will be indirectly affected by the change in value of the securities in which the ETF invests.

RISKS OF INVESTING IN DERIVATIVE CONTRACTS AND HYBRID INSTRUMENTS

The Fund's use of derivative contracts and hybrid instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts and hybrid instruments in which the Fund invests may not be correlated with changes in the value of the underlying Reference or Valuation Instruments or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivative contracts and hybrid instruments may be erroneously priced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Fourth, derivative contracts and hybrid instruments may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Fifth, a common provision in OTC derivative contracts permits the counterparty to terminate any such contract between it and the Fund, if the value of the Fund's total net assets declines below a specified level over a given time period. Factors that may contribute to such a decline (which usually must be substantial) include significant shareholder redemptions and/or a marked decrease in the market value of the Fund's investments. Any such termination of the Fund's OTC derivative contracts may adversely affect the Fund (for example, by increasing losses and/or costs, and/or preventing the Fund from fully implementing its investment strategies). Finally, derivative contracts and hybrid instruments may also involve other risks described in this Prospectus, such as stock market, interest rate, credit, currency, liquidity and leverage risks.

LEVERAGE RISKS

Leverage risk is created when an investment, (such as a derivative transaction), exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). When the Fund holds foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund's assets may change on days you cannot purchase or redeem Shares.

The Fund's Class K Shares do not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

The Fund generally values equity securities according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

The Fund generally values fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost. Prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security.

Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges.

If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board of Trustees (Board). The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed-income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

How is the Fund Sold?

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The Fund offers four Share classes: Class A Shares, Class C Shares, Class K Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. The additional classes of Shares, which are offered by separate prospectuses, may be preferable for shareholders purchasing $1,500 or more. Contact your financial intermediary or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA Rollovers from such plans, directly or through financial professionals. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12B-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.50% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Class K Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check), you automatically will receive Class A Shares.

The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

THROUGH A FINANCIAL INTERMEDIARY

  Establish an account with the financial intermediary; and
  Submit your purchase order to the financial intermediary before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the financial intermediary forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Financial intermediaries should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
30 Dan Road
Canton, MA 02021

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your financial intermediary.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
30 Dan Road
Canton, MA 02021

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee ..

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

  to allow your purchase to clear (as discussed below);
  during periods of market volatility;
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets; or
  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.

If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

  when the NYSE is closed, other than customary weekend and holiday closings;
  when trading on the NYSE is restricted, as determined by the SEC; or
  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.

You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund does not issue share certificates.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends annually to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your financial intermediary or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

FREQUENT TRADING POLICIES

Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund's fair valuation procedures are intended in part to discourage short-term trading strategies by reducing the potential for these strategies to succeed. See "What Do Shares Cost?" The Fund also monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

The Fund's frequent trading restrictions do not apply to purchases and sales of Fund Shares by other Federated funds. These funds impose the same frequent trading restrictions as the Fund at their shareholder level. In addition, allocation changes of the investing Federated fund are monitored, and the managers of the recipient fund must determine that there is no disruption to their management activity. The intent of this exception is to allow investing fund managers to accommodate cash flows that result from non-abusive trading in the investing fund, without being stopped from such trading because the aggregate of such trades exceeds the monitoring limits. Nonetheless, as with any trading in Fund Shares, purchases and redemptions of Fund Shares by other Federated funds could adversely affect the management of the Fund's portfolio and its performance.

The Fund's objective is that its restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month (except for recent purchase and sale transaction information, which is updated quarterly) is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector, effective maturity range and type of security or credit quality.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated MDTA LLC, which is registered as an investment adviser with the SEC. Federated MDTA LLC is responsible for the day-to-day management of the Fund in accordance with the Fund's investment objectives and policies (subject to the general supervision of the Fund's Board). This includes making investment decisions, and buying and selling securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser is: 125 Cambridge Park Drive, Cambridge, Massachusetts, 02140. The address of FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

Federated MDTA LLC is the Adviser to approximately $6.8 billion in total assets, including $6.3 billion in separately managed account portfolios, $197 million in institutional accounts and approximately $311 million in mutual funds as of July 25, 2006, that use Federated MDTA's proprietary quantitative investment process.

The Adviser has delegated daily management of some Fund assets to the Sub-Adviser, Federated Investment Management Company, who is paid by the Adviser and not by the Fund. The Sub-Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The Sub-Adviser and other subsidiaries of Federated advise approximately 136 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $213 billion in assets as of December 31, 2005. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees. Federated provides investment products to more than 5,500 investment professionals and institutions.

PORTFOLIO MANAGEMENT INFORMATION

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Dr. David M. Goldsmith, John F. Sherman, Joseph M. Balestrino and Christopher J. Smith (the "Portfolio Managers ") are jointly and primarily responsible for the day-to-day management of the Fund. The Fund is the successor to the MDT Balanced Fund pursuant to a reorganization that was completed on December 8, 2006. Prior to that date the Fund had no investment operations.

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David M. Goldsmith

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David M. Goldsmith, Ph.D., Chief Investment Officer, has been the Fund's Portfolio Manager for the equity portion of the Fund since December 11, 2006, and prior thereto was the Portfolio Manager of the MDT Balanced Fund since its inception in September 2005. Dr. Goldsmith joined MDT Advisers (the predecessor to the Adviser) in 1990. He was responsible for the initial development and launch of the Optimum Q Process which drives the Federated MDT equity strategies. Dr. Goldsmith currently leads the Federated MDTA LLC Investment Team which is responsible for the ongoing development and implementation of the Optimum Q Process . He received an A.B., Summa Cum Laude, in Economics from Princeton University, where he won the Wolf Balleison Memorial Prize for the outstanding senior thesis in economics. Dr. Goldsmith also received a Ph.D . in Economics with a concentration in Finance from Harvard University .

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John F. Sherman

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John F. Sherman, C.F.A., has been the Fund's Portfolio Manager responsible for asset allocation (including the selection of any exchange-traded funds and derivatives used in the asset allocation process) and the selection of REIT securities for the Fund since December 11, 2006 , and prior thereto was the Portfolio Manager of the MDT Balanced Fund since its inception in September 2005. Mr. Sherman joined MDT Advisers (the predecessor to the Adviser) in 2000. He has over 15 years of experience analyzing financial markets. Prior to joining the Adviser, Mr. Sherman served as a Vice President and Senior Analyst for Citizens Financial Group from 1999 to 2000 and as a Senior Analyst for the FDIC from 1991 - 1999. He is a member of the CFA Institute and the Boston Security Analysts Society. He holds a designation as a Chartered Financial Analyst. He received a B.S.B.A. from North Adams State College, and an M.B.A. from the Boston University Graduate School of Management.

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Joseph M. Balestrino

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Joseph M. Balestrino has been the Fund's Portfolio Manager for the fixed-income portion of the Fund since December 11, 2006. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Sub-adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Sub-adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Sub-adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


Christopher J. Smith


Christopher J. Smith has been the Fund's Portfolio Manager for the fixed-income portion of the Fund since December 11, 2006. Mr. Smith joined Federated in 1995 as a Portfolio Manager and a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's Sub-adviser since 1997. He was an Assistant Vice President of Provident Life & Accident Insurance Company from 1987 through 1994. Mr. Smith is a Chartered Financial Analyst. He received his M.A. in Economics and Finance from the University of Kentucky.


The Fund's SAI provides additional information about the Portfolio Managers' compensation, management of other accounts, and ownership of securities in the Fund.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Fund's fiscal year end is July 31. As this is the Class's first fiscal year, financial information is not yet available.

Appendix A: Hypothetical Investment and Expense Information


The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any voluntary fee waiver or expense reimbursement currently in effect) . The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


FEDERATED MDT BALANCED FUND - CLASS K SHARES
ANNUAL EXPENSE RATIO: 1.90%
MAXIMUM FRONT-END SALES CHARGE: 0.00%

Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$192.95	$10,310.00
2	$10,310.00	$515.50	$10,825.50	$198.93	$10,629.61
3	$10,629.61	$531.48	$11,161.09	$205.09	$10,959.13
4	$10,959.13	$547.96	$11,507.09	$211.45	$11,298.86
5	$11,298.86	$564.94	$11,863.80	$218.01	$11,649.12
6	$11,649.12	$582.46	$12,231.58	$224.76	$12,010.24
7	$12,010.24	$600.51	$12,610.75	$231.73	$12,382.56
8	$12,382.56	$619.13	$13,001.69	$238.92	$12,766.42
9	$12,766.42	$638.32	$13,404.74	$246.32	$13,162.18
10	$13,162.18	$658.11	$13,820.29	$253.96	$13,570.21
Cumulative		$5,758.41		$2,222.12

A Statement of Additional Information (SAI) dated December 11, 2006, includes additional information about the Fund and is incorporated by reference into this prospectus. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-21904

Federated
World-Class Investment Manager

Federated MDT Balanced Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31421R692

35835 (12/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            --------

                  (a)         Conformed copy of Declaration of Trust of the
                              Registrant; (1)
                  (b)         Copy of By-Laws of the Registrant; (1)
                  (c)         Not applicable;
                  (d)   (i)   Form of Investment Advisory Contract of the
                              Registrant; (2)
                        (ii)  Conformed copy of Investment Advisory
                              Contract Letter Agreement(4)
                  (e)         Conformed copy of Distributor's Contract of
                              the Registrant; (3)
                  (f)         Not applicable;
                  (g)   (i)   Conformed copy of Custodian Agreement of the
                        Registrant; (3)
                        (ii)  Conformed copy of Custodian Schedule; (3)
                  (h)   (i)   The Registrant hereby incorporates
                        by reference the conformed copy of  the
                        Agreement for Administrative  Services,
                        with Exhibit 1 and      Amendments 1 and
                        2 attached, between     Federated
                        Administrative Services       and the
                        Registrant from Item    23(h)(iv) of the
                        Federated Total   Return Series, Inc.
                        Registration      Statement on Form N-1A,
                        filed with  the Commission on November
                        29, 2004.   (File Nos. 33-50773 and
                        811-7115);
                        (ii)  The Registrant hereby incorporates
                        the conformed copy of Transfer
                        Agency and Service Agreement between
                        the Federated Funds and State Street
                        Bank and Trust Company from Item
                        23(h)(viii)of the Federated Total
                        Return Government Bond Fund
                        Registration Statement on Form N-1A,
                        filed with the Commission on April  28,
                        2006 (File Nos. 33-60411 and  811-07309);
                        (iii) The Registrant hereby incorporates
                        by reference the conformed copy of
                        Amendment No. 3 to the Agreement for
                        Administrative Services between
                        Federated Administrative Services
                        Company and the Registrant dated    June
                        1, 2005, from Item 23 (h) (ii)      of
                        the Cash Trust Series, Inc.
                        Registration Statement on Form N-1A,
                        filed with the Commission on July   27,
                        2005. (File Nos. 33-29838 and
                        811-5843);
                  (i)         Conformed copy of Opinion and Consent of
                              Counsel as to legality of shares being
                              registered; (3)
                  (j)    (i)  Conformed copy of Consent of Ernst & Young
                              LLP(4)
                        (ii)  Conformed copy of Consent of Ernst & Young
                        LLP, Independent Registered Public Accounting   Firm
                  (k)         Not applicable;
                  (l)         Conformed copy of Initial Capital
                              Understanding; (3)
                  (m)         Conformed copy of Distribution Plan of the
                              Registrant; (3)
                  (n)         The Registrant hereby incorporates the Copy
                              of the Multiple Class Plan and attached
                              Exhibits from Item (n) of the Federated Total
                              Return Government Bond Fund Registration
                              Statement on Form N-1A, filed with the
                              Commission on April 26, 2006. (File Nos.
                              33-60411 and 811-07309);
                  (o)   (i)   Conformed copy of Power of Attorney of
                              Registrant; (2)
                        (ii)  Conformed copy of Unanimous Consent of Trustees
                              to appoint a President and Treasurer; (1)
                        (iii) Conformed copy of Unanimous Consent of
                              Trustees to appoint a Secretary and Assistant
                              Secretary; (1)
                  (p)         The Registrant hereby incorporates the
                              conformed copy of the Federated Investors,
                              Inc. Code of Ethics for Access Persons,
                              effective 1/1/2005, from Item 23(p) of the
                              Money Market Obligations Trust Registration
                              Statement on Form N-1A, filed with the
                              Commission on February 25, 2005.  (File Nos.
                              33-31602 and 811-5950).

+     Exhibit is being filed electronically with registration statement.
1.    Response is incorporated by reference to Registrant's
      Initial Registration Statement on Form N-1A filed May 25,
      2006.  (File Nos. 333-134468 and 811-21904).
2.    Response is incorporated by reference to Registrant's
      Pre-effective Amendment #1 to its Initial Registration
      Statement on Form N-1A filed July 27, 2006.  (File Nos.
      333-134468 and 811-21904)
3.    Response is incorporated by reference to Registrant's
      Pre-effective Amendment #2 to its Initial Registration
      Statement on Form N-1A filed August 8, 2006.  (File Nos.
      333-134468 and 811-21904)
4.    Response is incorporated by reference to Registrant's
      Post-effective Amendment #1 to its Initial Registration
      Statement on Form N-1A filed November 29, 2006.  (File Nos.
      333-134468 and 811-21904)

Item 24.    Persons Controlled by or Under Common Control with
            ---------------------------------------------------
            the Fund:
            --------
            No persons are controlled by the Fund.  As a newly formed
            company, all of the outstanding shares of the Fund are currently owned by Federated Investment Management Company

Item 25.    Indemnification:
            ---------------

            Indemnification  is  provided  to  Officers  and  Trustees  of the
            Registrant  pursuant  to Section 1 of  Article IX of  Registrant's
            Declaration of Trust. The Investment  Advisory  Contract  provides that,  in the  absence of willful  misfeasance,  bad faith,  gross negligence,  or reckless  disregard of the  obligations  or duties under the  Investment  Advisory  Contract  on the part of Adviser,
            Adviser  shall  not  be  liable  to  the   Registrant  or  to  any
            shareholder  for any act or omission in the course of or connected in any way with  rendering  services or for any losses that may be sustained  in the  purchase,  holding,  or sale  of any  security.
            Registrant's  Trustees and  Officers are covered by an  Investment
            Trust Errors and Omissions Policy.

            Insofar  as  indemnification  for  liabilities  arising  under the
            Securities  Act of 1933 may be permitted  to  Trustees,  Officers, and  controlling  persons  of the  Registrant  by  the  Registrant pursuant to the Declaration of Trust or otherwise,  the Registrant is  aware  that in the  opinion  of the  Securities  and  Exchange
            Commission,  such  indemnification  is  against  public  policy as expressed  in the Act and,  therefore,  is  unenforceable.  In the event that a claim for  indemnification  against such  liabilities
            (other than the payment by the Registrant of expenses  incurred or
            paid  by  Trustees,   Officers,  or  controlling  persons  of  the
            Registrant in connection  with the successful  defense of any act, suit, or proceeding) is asserted by such  Trustees,  Officers,  or
            controlling   persons  in   connection   with  the  shares   being
            registered,  the  Registrant  will,  unless in the  opinion of its counsel  the matter has been  settled  by  controlling  precedent, submit  to  a  court  of  appropriate  jurisdiction  the  question whether such  indemnification  by it is against  public  policy as
            expressed   in  the  Act  and  will  be   governed  by  the  final
            adjudication of such issues.

            Insofar  as  indemnification  for  liabilities  may  be  permitted pursuant to Section 17 of the  Investment  Company Act of 1940 for
            Trustees,  Officers,  and controlling persons of the Registrant by the Registrant  pursuant to the Declaration of Trust or otherwise, the  Registrant  is aware of the  position of the  Securities  and
            Exchange  Commission  as  set  forth  in  Investment  Company  Act
            Release  No. IC-11330.  Therefore,  the Registrant undertakes that in addition to complying  with the  applicable  provisions  of the
            Declaration  of  Trust or  otherwise,  in the  absence  of a final decision on the merits by a court or other body  before  which the proceeding was brought,  that an indemnification  payment will not be made  unless in the absence of such a  decision,  a  reasonable determination  based upon  factual  review has been made  (i) by a majority  vote  of a  quorum  of  non-party  Trustees  who are not interested persons of the Registrant or (ii) by  independent legal counsel in a written  opinion that the  indemnitee  was not liable for an act of willful  misfeasance,  bad faith,  gross negligence,
            or  reckless   disregard  of  duties.   The   Registrant   further
            undertakes  that  advancement of expenses  incurred in the defense of a  proceeding  (upon  undertaking  for  repayment  unless it is
            ultimately   determined  that   indemnification   is  appropriate)
            against  an  Officer,   Trustee,  or  controlling  person  of  the
            Registrant  will not be made  absent the  fulfillment  of at least one of  the  following  conditions:  (i) the  indemnitee  provides security  for his  undertaking;  (ii) the  Registrant  is  insured against  losses  arising  by reason  of any  lawful  advances;  or
            (iii) a majority of a quorum of disinterested  non-party  Trustees or independent  legal counsel in a written opinion makes a factual determination  that there is reason to believe the indemnitee will be entitled to indemnification.

Item 26.    Business and Other Connections of the Investment
            -------------------------------------------------
            Adviser:
            -------

            For  a  description  of  the  other  business  of  the  investment adviser,  see the section entitled "Who Manages the Fund?" in Part
            A.

            MDTA LLC, through its autonomous operating division,  MDT Advisers
            (the  "Adviser"),   serves  as  the  investment  adviser  for  the
            Registrant and is located at 125 CambridgePark  Drive,  Cambridge,
            Massachusetts  02140.  The business and other  connections of MDTA
            LLC  are set  forth  in the  Uniform  Application  for  Investment
            Adviser  Registration  (Form  ADV) of MDTA  LLC on file  with  the
            Securities  and Exchange  Commission  ("SEC") and dated  September
            21, 2005. The Adviser's Form ADV may be obtained,  free of charge, at the SEC's website at www.adviserinfo.sec.gov.

            For a description of the other business of the sub-adviser, see the section entitled "Who Manages the Fund?" in Part A.
            The affiliations with the Registrant of two of the Trustees and two of the Officers of the sub-adviser are included in
            Part B of this Registration Statement under "Who Manages
            and Provides Services to the Fund?"  The remaining Trustees of the sub-adviser and, in parentheses, their principal
            occupations are:  Thomas R. Donahue, (Chief Financial
            Officer, Federated Investors, Inc.), 1001 Liberty Avenue,
            Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal
            of the firm, Mark D. Olson & Company, L.L.C. and Partner,
            Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O.
            Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the sub-adviser are:

President/ Chief Executive Officer
and Trustee:                                    John B. Fisher

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Paige Wilhelm

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Karol Crummie
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone,Jr.
William Ehling                                  Eamonn G. Folan
                                                Richard J. Gallo
                                                John T. Gentry
                                                Kathyrn P. Glass
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                John W. McGonigle
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Bob Nolte
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                John Polinski
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                George B. Wright

Assistant Vice Presidents:                      Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Richard Cumberledge
                                                Jason DeVito
                                                Bryan Dingle
                                                Timothy Gannon
                                                James Grant
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Joseph Mycka
                                                Nick Navari
                                                Gene Neavin
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

            The business address of each of the Officers of the
            investment adviser is Federated Investors Tower, 1001
            Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These
            individuals are also officers of a majority of the
            investment advisers to the investment companies in the
            Federated Fund Complex described in Part B of this
            Registration Statement.

Item 27.    Principal Underwriters:

            (a)   Federated  Securities  Corp. the  Distributor for
                  shares  of  the  Registrant,  acts  as  principal
                  underwriter    for   the    following    open-end
                  investment companies, including the Registrant:

                  Cash Trust  Series,  Inc.;  Cash Trust Series II;
                  Federated   Adjustable  Rate   Securities   Fund;
                  Federated    American    Leaders   Fund,    Inc.;
                  Federated  Core Trust;  Federated  Core Trust II,
                  L.P.;  Federated  Equity Funds;  Federated Equity
                  Income  Fund,   Inc.;   Federated   Fixed  Income
                  Securities,    Inc.;    Federated   GNMA   Trust;
                  Federated  Government  Income  Securities,  Inc.;
                  Federated   High   Income   Bond   Fund,    Inc.;
                  Federated  High  Yield  Municipal   Income  Fund;
                  Federated  High  Yield  Trust;  Federated  Income
                  Securities   Trust;   Federated   Income   Trust;
                  Federated  Index Trust;  Federated  Institutional
                  Trust;  Federated  Insurance  Series;   Federated
                  Intermediate   Government  Fund,  Inc.  Federated
                  International     Series,     Inc.;     Federated
                  Investment   Series   Funds,   Inc.;    Federated
                  Managed    Allocation    Portfolios;    Federated
                  Municipal  High  Yield  Advantage   Fund,   Inc.;
                  Federated   Municipal   Securities   Fund,  Inc.;
                  Federated  Municipal   Securities  Income  Trust;
                  Federated Premier  Intermediate  Municipal Income
                  Fund;  Federated  Premier  Municipal Income Fund;
                  Federated Short-Term  Municipal Trust;  Federated
                  Stock  and  Bond  Fund,  Inc.;   Federated  Stock
                  Trust;  Federated  Total Return  Government  Bond
                  Fund;   Federated  Total  Return  Series,   Inc.;
                  Federated U.S.  Government  Bond Fund;  Federated
                  U.S.  Government   Securities  Fund:  1-3  Years;
                  Federated U.S.  Government  Securities  Fund: 2-5
                  Years;  Federated World Investment Series,  Inc.;
                  Intermediate   Municipal   Trust;   Edward  Jones
                  Money  Market Fund and Money  Market  Obligations
                  Trust.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President and Director:       Thomas E. Territ

Vice President and Director:  Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Michael Bappert
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Harry J. Kennedy
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Colin B. Starks
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Daniel Brown
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Ron Dorman
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Jamie Getz
                              Scott Gundersen
                              Peter Gustini
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Christopher L. Johnston
                              Jeffrey S. Jones
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Michael Marcin
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Vice Presidents cont.         Stephen Otto
                              Brian Paluso
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Ronald Reich
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              David Wasik
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Erik Zettlemayer
                              Paul Zuber

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              William Rose

Secretary:                    C. Todd Gibson

Assistant Treasurer:          Richard A. Novak

The business address of each of the Officers of Federated
Securities Corp. is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, Pennsylvania 15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

            All accounts and records  required to be maintained by
            Section  31(a) of the  Investment  Company Act of 1940
            and Rules 31a-1 through 31a-3  promulgated  thereunder
            are maintained at one of the following locations:

Registrant                    Reed Smith LLP
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779
                              (Notices should be sent to the
                              Agent for Service at the above
                              address)

                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA  15237-7000

State Street Bank and         P.O. Box 8600
  Trust Company               Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing
Agent")

Federated Services Company    Federated Investors Tower
("Administrator")             1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779

Federated MDTA LLC            125 Cambridge Park Drive
("Adviser")                   Cambridge, MA 02140

Federated Investment          1001 Liberty Avenue,
Management Company            Pittsburgh, PA, 15222-3779
("Sub-Adviser")

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

            Registrant  hereby  undertakes to comply with the provisions of  Section  16(c)  of the  1940  Act  with  respect  to the removal of Directors and the calling of special  shareholder meetings by shareholders.

                              SIGNATURE PAGE

      Pursuant to the  requirements  of the  Securities Act of 1933 and the
Investment  Company  Act of 1940,  the  Registrant,  FEDERATED  MDT SERIES,
certifies that it meets all of the requirements  for  effectiveness of this
Amendment to its Registration  Statement  pursuant to Rule 485(b) under the
Securities  Act  of  1933  and  has  duly  caused  this  Amendment  to  its
Registration  Statement  to be  signed on its  behalf  by the  undersigned, thereto duly  authorized,  in the City of Pittsburgh  and  Commonwealth  of
Pennsylvania, on the 12th day of December, 2006.

                           FEDERATED MDT SERIES

                           BY: /s/Todd P. Zerega
                            Assistant Secretary

      Pursuant to the  requirements  of the  Securities  Act of 1933,  this
Initial  Registration  Statement  has been  signed  below by the  following persons in the capacity and on the date indicated:

      NAME                          TITLE                         DATE

John F. Donahue                  Trustee                     December 12, 2006

J. Christopher Donahue           President and Trustee
                                 (Principal Executive Officer)
Richard A. Novak                 Treasurer
                                 (Principal Financial Officer)
Thomas G. Bigley                 Trustee

John T. Conroy, Jr.              Trustee

Nicholas P. Constantakis         Trustee

John F. Cunningham               Trustee

Lawrence D. Ellis, M.D.          Trustee

Peter E. Madden                  Trustee

Charles F. Mansfield, Jr.        Trustee

John E. Murray, Jr.              Trustee

Marjorie P. Smuts                Trustee

John S. Walsh                    Trustee

James F. Will                    Trustee

* By Power of Attorney